Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property and Equipment and Capitalized Software
Capitalized software development costs	$ 5.5	$ 5.0
Amortization expense for capitalized software	$ 5.2	5.0
Securities Borrowed and Securities Loaned
Minimum initial collateral advanced or received expressed as a percentage of fair value of the underlying securities borrowed or loaned	102.00%
Fair Value Measurements
Transfers of financial instruments between levels	$ 0.0	0.0
Class B interests
Property and Equipment and Capitalized Software
Amortization expense for capitalized software		8.0
Class B interests | East MIP
Property and Equipment and Capitalized Software
Capitalized software development costs	$ 9.5
Amortization expense for capitalized software		$ 8.0
Furniture, fixtures and equipment | Minimum
Property and Equipment and Capitalized Software
Estimated useful lives	3 years
Furniture, fixtures and equipment | Maximum
Property and Equipment and Capitalized Software
Estimated useful lives	7 years
Leasehold improvements
Property and Equipment and Capitalized Software
Estimated useful lives	7 years
Capitalized software | Minimum
Property and Equipment and Capitalized Software
Estimated useful lives	1 year 4 months 24 days
Capitalized software | Maximum
Property and Equipment and Capitalized Software
Estimated useful lives	2 years 6 months